Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Crescent Point Resources Partnership
Disclosure of subsidiaries [line items]
Name of subsidiary	Crescent Point Resources Partnership
Country of incorporation of subsidiary	Canada
Crescent Point Holdings Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Crescent Point Holdings Inc.
Country of incorporation of subsidiary	Canada
Crescent Point Energy U.S. Corp.
Disclosure of subsidiaries [line items]
Name of subsidiary	Crescent Point Energy U.S. Corp.
Country of incorporation of subsidiary	United States of America
Crescent Point Energy U.S. Corp.
Disclosure of subsidiaries [line items]
Name of subsidiary	Crescent Point U.S. Holdings Corp.
Country of incorporation of subsidiary	United States of America
Crescent Point Energy Lux S.à r.l.
Disclosure of subsidiaries [line items]
Name of subsidiary	Crescent Point Energy Lux S.à r.l.
Country of incorporation of subsidiary	Luxembourg